Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of concentration on sales revenues generated by customers type comprised
	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
Third party sales revenues	5,176,168	83%	1,355,066	15%	258,833	3%
Related party sales revenues	596,198	10%	88,851	1%	139,780	2%
Third party franchise revenues	229,818	4%	251,359	3%	-	-%
Related party franchise revenues	53,945	1%	7,841,711	81%	7,811,982	95%
Third party other revenues	159,589	3%	-	-%	-	-%
Related party other revenues	-	-%	-	-%	-	-%
Total	6,215,718	100%	9,536,987	100%	8,210,595	100%

Schedule of concentration of sales revenues generated by third-party customers comprised
	Years Ended
	October 31,		October 31,		October 31,
	2022		2021		2020
Customer A	-	-%	-	-%	24,842	10%
Customer B	-	-%	-	-%	20,453	8%
Customer C	-	-%	-	-%	20,425	8%
Customer D	-	-%	-	-%	20,393	8%
Customer E	-	-%	408,577	30%	-	-%
Customer F	-	-%	799,865	59%	-	-%
Customer G	-	-%	72,513	5%	-	-%
Customer H	697,056	10%	-	-%	-	-%
Total	697,056	10%	1,280,955	94%	86,113	34%